Summary of Significant Accounting Policies - Schedule of Amounts of Transaction Prices Allocated to the Remaining Performance Obligations (Details)	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2022 HKD ($)
Amounts expected to be recognized as revenue:
Total recognised revenue			$ 6,875,000	$ 10,175,000
Within One Year [Member]
Amounts expected to be recognized as revenue:
Total recognised revenue			3,300,000	3,300,000
After One Year [Member]
Amounts expected to be recognized as revenue:
Total recognised revenue			$ 3,575,000	$ 6,875,000